Trade receivables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade receivables

18. Trade receivables

	2024	2024	2023
	US$	HK$	HK$

Trade receivables	427,391	3,319,847	9,025,248

The following is an aged analysis of trade receivables net of allowance for credit losses presented based on the invoice dates and the date of rendering of services.

	2024	2024	2023
	US$	HK$	HK$

0-30 days	396,569	3,080,433	8,997,520
31-60 days	28,927	224,697	20,768
61-90 days	1,895	14,717	6,960

Total	427,391	3,319,847	9,025,248

Details of impairment assessment of trade and other receivables are set out in Note 28.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022